GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares of the

Goldman Sachs Global Markets Navigator Fund (the “Fund”)

Supplement dated October 12, 2012 to the

Prospectus dated April 9, 2012 (the “Prospectus”)

Effective immediately, Jonathan Sheridan, Managing Director, is no longer a portfolio manager for the Fund.

Accordingly, effective immediately, all references to Jonathan Sheridan are removed from the Prospectus.

This Supplement should be retained with your Prospectuses for future reference.

VITNAVFDSTK 10-12